Share Capital (Details) - Schedule of Fair Value of Options Granted - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Fair Value of Options Granted [Line Items]
Value of ordinary share (in Dollars per share)		$ 7.5
Dividend yield	0.00%	0.00%
Expected volatility		74.10%
Risk-free interest rate	4.68%	0.36%
Expected term	6 years 1 month 9 days	6 years 1 month 9 days
Minimum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Value of ordinary share (in Dollars per share)	$ 5.13
Expected volatility	70.91%
Risk-free interest rate	4.35%
Expected term	1 year 10 months 13 days
Maximum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Value of ordinary share (in Dollars per share)	$ 5.46
Expected volatility	70.97%
Risk-free interest rate	4.46%